Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Commitments and Contingencies

JMJ Financial

On January 12, 2011, JMJ Financial (“JMJ”), a private investor, issued and delivered to the Company a $1,000,000 “Secured & Collateralized Promissory Note,” (the “JMJ Note”).  The JMJ Note bears interest in the form of a one-time interest charge of 10.5%, and interest is payable with the JMJ Note’s principal balance on its maturity date of January 12, 2014.  The JMJ Note is secured by JMJ assets in the form of a money market fund or similar equivalent having a value of at least $1,000,000.  Concurrently, the Company issued a $1,050,000 “Convertible Promissory Note” (the “2011 Note”) to JMJ.  The 2011 Note bears interest in the form of a onetime interest charge of 10%, payable with the Note’s principal amount on the maturity date, January 12, 2014. The net difference between the JMJ Note and the 2011 Note, $50,000, represents a discount.

No mandatory principal or interest payments are due on the JMJ Note until its maturity date.  However, voluntary prepayments at the option of JMJ are customary and provide the Company with access to liquidity and working capital as amounts are advanced under the JMJ Note.  At the option of JMJ, at any time, the 2011 Note principal and interest is convertible only into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 85% of the average of the 5 lowest traded prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion. If no such conversions are made, the principal and interest amount is due and payable in cash on the maturity date.

Under a previous outstanding Convertible Promissory Note having similar terms as described above and issued to JMJ and funded by JMJ in the amount of approximately $1,750,000 (the “Earlier Notes”), the Company was obligated to deliver common shares which could be placed into the Automated System for Deposits and Withdrawals of Securities (known as “DWAC”). At present the DWAC system is not available to Company shareholders for newly issued shares of the Company’s common stock. As a result of this breach, on February 8, 2011, the Company entered into a settlement agreement with JMJ which contained the following term, among others including changing the discount rate to 25%, in which the Company agreed to pay $671,385 to JMJ, both as liquidated damages to JMJ, and in consideration for an additional $1 million in financing, which has been added to the principal amount of the Earlier Note. As of September 30, 2011, the Company notes payable balance with JMJ Financial was $1,637,099.

Shelter Island Warrants And Puts

After extensive negotiations with Shelter Island, the parties entered into a transaction on July 21, 2010, whereby the 36 million shares Warrant Agreement was canceled, and the obligation represented by the Put Option Agreement was satisfied by the Company's delivery  to Shelter Island of a new Senior Secured Note in the principal amount of $1,590,400  (the "Replacement Note"). With this agreement, the derivative liability of $1,608,658 was reduced to $1,590,400 and then reclassified on the balance sheet as a note payable. The Replacement Note matures on September 30, 2011, bears interest at 16% per annum, interest-only is due, for the period July 31, 2010 through January 31, 2011, and is payable in six equal monthly installments of $265,067 each, commencing January 31, 2011. The Company, at its option, may pay the principal amount due on the Replacement Note by the issuance of unregistered Company Common Stock, to be valued at an agreed conversion rate that is fixed for this purpose, subject to certain adjustments, at 85% of the market value of the Company's common stock, calculated based on the five lowest daily closing prices for the stock over certain specified 20 day periods.

On March 17, 2011, the parties entered into an Amendment for above said Replacement Note.  The Amendment extends the commencement date of the six monthly installments each in the amount of $ 248,400, to be paid at the option of the Company in cash or stock, to April 30, 2011 in exchange for continued interest payments for February, March and April, along with a cash payment of $25,000 as an adjustment to the principal balance.  Other terms of the Replacement Note remain for the most part the same.  During the nine months ending September 30, 2011 the note was reduced by $568,133through the issuance of Company stock. The Note has been further reduced by $550,000 due to Tangiers and St. George purchases of the note.  As of September 30, 2011, the Company note balance with Shelter Island was $372,267. The Company is working in cooperation with Shelter on getting the balance of the note paid.

St. George Investments

On March 10, 2011, Cord Blood America, Inc. (the "Company") entered into a Note and Warrant Purchase Agreement (the "Purchase Agreement") with St. George Investments, LLC, an Illinois limited liability company (the "Investor") whereby the Company issued and sold, and the Investor purchased: (i) Secured Convertible Promissory Notes of the Company in the principal amount of $1,105,500 (the "Company Note") and (ii) a Warrant to purchase common stock of the Company (the "Warrant").  The Investor paid $250,000 in cash as an initial payment to the Company and executed and delivered six separate “Secured Buyer Notes” (the “Buyer Notes”), as consideration in full for the issuance and sale of the Company Note and Warrants.

The principal amount of the Company Note is $1,105,500 ("Maturity Amount") and the Company Note is due 48 months from the issuance date of March 10, 2011.  The Company Note has an interest rate of 6.0%, which would increase to a rate of 12.0% on the happening of certain Trigger Events, including but not limited to: a decline in the 10-day trailing average daily dollar volume of the common shares in the Company’s primary market to less than $30,000 of volume per day at any time; the failure by the Company or its transfer agent to deliver Conversion Shares (defined in the Company Note) within 5 days of Company’s receipt of a Conversion Notice (defined in the Company Note).  The total amount funded (in cash and notes) at closing will be $1,000,000, representing the Maturity Amount less an original issue discount of $100,500 and the payment of $5,000 to the Investor to cover its fees, with payment consisting of $250,000 advanced at closing and $750,000 in a series of six secured convertible Buyer Notes of $125,000 each, with interest rates of 5.0%.  The Buyer Notes are secured by an Irrevocable Standby Letter of Credit (“Letter of Credit”).

The Investor has also received a five year warrant entitling it to purchase 1,399,253 shares of common stock of the Company at an exercise price of $.179.  The warrant also contains a net exercise /cashless exercise provision.

In July of 2011, St. George Investments purchased $250,000 ($125,000 each) of the Senior Secured Note payable to the Shelter Island Opportunity Fund, LLP.  In exchange, the Company entered into a Promissory Note with St. George in the amount of $250,000 ($125,000 each).  Interest shall accrue at 16% per annum and the Note matures on December 31, 2011.   St. George may convert into Company common stock at a price per share equal to eighty percent (80%) (as may be adjusted from time to time pursuant to the terms) of the average closing bid price of the Company’s Common Stock for the three (3) Trading Days (as defined in the Purchase Agreement) with the lowest Closing Bids during the twenty (20) Trading Days immediately preceding the Conversion Date.  As of September 30, 2011, the Note balance associated with the $250,000 Promissory note has been paid in full.

As of September 30, 2011 the Company Note payable balance with St. George Investments was $685,623.

Tangiers Investors

On June 1, 2011, the Company issued a $125,000 “Convertible Promissory Note” to Tangiers Investors with interest accruing at 7% per annum due on June 1, 2012.   On June 15, 2011, the Company issued a $125,000 “Convertible Promissory Note” to Tangiers Investors with interest accruing at 7% per annum due on June 15, 2012.   The Payee at its option may elect to convert all or part of the principal and any accrued unpaid interest on these notes at any time or times on or before the maturity dates of June 1, 2012 and June 15, 2012.  The conversion price shall be 77.5% of the lowest Volume Weight Average Price during the ten trading days prior to conversion, subject to an adjustment pursuant to Article “4” of the Notes.

On July 12, 2011 the Company issued a $25,000 “Convertible Note” to Tangiers Investors with interest accruing at 10% per annum due on July 12, 2012 and Tangiers purchased $75,000 of the Senior Secured Note payable to the Shelter Island Opportunity Fund in exchange for a $75,000 “Convertible Promissory Note” secured by Company assets due on July 12, 2012.  On July 20, 2011 the Company issued a $25,000 “Convertible Note” to Tangiers Investors with interest accruing at 10% per annum due on July 20, 2012 and Tangiers purchased $75,000 of the Senior Secured Note payable to the Shelter Island Opportunity Fund in exchange a $75,000 “Convertible Promissory Note” secured by Company assets due on July 20, 2012.  On August 3, 2011 the Company issued a $25,000 “Convertible Note” to Tangiers Investors with interest accruing at 10% per annum due on August 3, 2012 and Tangiers purchased $75,000 of the Senior Secured Note payable to the Shelter Island Opportunity Fund in exchange a $75,000 “Convertible Promissory Note” secured by Company assets due on August 3, 2012.  On August 19, 2011 the Company issued a $25,000 “Convertible Note” to Tangiers Investors with interest accruing at 10% per annum due on August 19, 2012 and Tangiers purchased $75,000 of the Senior Secured Note payable to the Shelter Island Opportunity Fund in exchange, the Company issued a $75,000 “Convertible Promissory Note” secured by Company assets due on August 19, 2012.  The Payee at its option may elect to convert all or part of the principal and any accrued unpaid  interest on these notes at any time or times on or before the aforementioned maturity dates.  The conversion price shall be the lower of (a) seventy percent (70%) of the lowest volume weighted average price (the “VWAP”) price during the ten (10) trading days prior to conversion or (b) seventy percent (70%) of the average of the lowest five (5) closing prices during the twenty (20) days prior to conversion, subject to adjustment pursuant to this Article “4” of this Note.  As of September 30, 2011, the Company has a Note balance of $425,000 with Tangiers.

VidaPlus

 On January 24, 2011, the Company entered into a Stock Purchase Agreement to acquire up to 51% of the capital stock in VidaPlus, an umbilical cord processing and storage company headquartered in Madrid, Spain.  The Agreement is organized into three tranches; the first executed at closing with an initial investment of approximately $204,000 (150,000 Euro) for an amount equivalent to 7% as follows; 1% of share capital in initial equity or approximately $30,000 and 6% or an estimated $174,000 as a loan convertible into equity within 12 months of closing.  The initial investment is secured by a Pledge Agreement on 270 VidaPlus samples that are incurring annual storage fees.  The second tranche provides the opportunity for an additional 28% in share capital through monthly investments based on the number of samples processed in that month (up to a maximum of 550,000 EUR).  The Company loaned $118,349 (US) to VidaPlus during the nine months ended September 30, 2011 in connection with the second tranche of this agreement. Converting the investment from a loan into equity for tranche two will take place every 12 months, and the obligation will have been met in full after 1,000 samples have been processed and stored.  The third tranche follows a similar loan to equity agreement as tranche two but for an additional 16% equity at the option of the Company (up to a maximum of 550,000 EUR).  VidaPlus contracts through Stellacure and their relationship with the German Red Cross for their processing and storage.  The second and third tranches contain conditional components for funding to continue from CBAI, including payments to Stellacure by Vida to be current with previously agreed to terms between the parties. The Company believes that further support of a key channel partner to Stellacure provides additional opportunities for expansion throughout Europe.

In connection with the VidaPlus Stock Purchase Agreement entered into on January 24, 2011, the Company is obligated to make monthly loans to VidaPlus based on the number of new samples processed and up to a maximum of 550,000 Euro for each of tranche 2 and 3 of the Agreement.  In total, the Company has loaned VidaPlus $292,349 in connection with this Agreement during the 9 months ended September 30, 2011.

Patent License Agreement

PharmaStem Therapeutics holds certain patents relating to the storage, expansion and use of hematopoietic stem cells. In the past five years, PharmaStem has commenced suit against numerous companies involved in cord blood collection and preservation alleging infringement of its patents. In October 2003, after a jury trial, judgment was entered against certain of our competitors and in favor of PharmaStem in one of those suits. In February 2004, PharmaStem commenced suit against Cord Partners and certain of its competitors alleging infringement of its patents. Management of Cord Partners determined to settle, rather than to litigate, this matter. As a result, PharmaStem and Cord Partners entered into a Patent License Agreement in March 2004. Pursuant to the Patent License Agreement, Cord Partners may, on a non-exclusive basis, collect, process and store cord blood utilizing PharmaStem technology and processes covered by its patents for so long as the patents may remain in effect. All of the patents expired in 2010. Cord Partners is obligated under the Patent License Agreement to pay royalties to PharmaStem of 15% of all revenues generated by Cord Partners from the collection and storage of cord blood on and after January 1, 2004. Other than royalties, no amount is payable by Cord Partners to PharmaStem. All litigation between the parties was dismissed and all prior claims were released.  As of 2008, Cord has ceased paying all royalties to PharmaStem.  The patents have been declared void under a final decision of appeal, and as such, there is no pending litigation in this matter.   As of September 30, 2011, the Company has included approximately $226,000 in accounts payable to account for this liability since 2008.

Contingencies

Lindsay Bays

On or around September 21, 2011, Lindsay Bays, et. al filed a case against the Company, along with additional defendants Corcell, Inc., Progenitor Cell Therapy, LLC, and Bergen Community Blood Center in the Circuit Court of Kanawha County, West Virginia, case number 11-C-1664, alleging claims of breach of contract, negligence, and other related claims.  The Plaintiff alleges that she entered into a contract with Corcell, Inc. for the collection and storage of her child’s cord blood.  She claims that though her child was accepted as a candidate for autoreinfusion treatment of her child’s cerebral palsy in the Duke University Pediatric Blood and Marrow Transplant Program, her child was unable to participate, purportedly due to the defendants’ actions in labeling and shipping the blood.  She seeks monetary damages for injuries and losses, punitive damages, interest and attorneys’ fees.  The case has since been removed to the United States District Court for the Southern District of West Virginia. On or around December 5, 2011, the Company filed a Motion to Dismiss the action. A hearing date has not yet been set for the Motion. The Company plans to vigorously defend against the claims.  The Company placed its insurance carrier on notice, and the insurance carrier engaged outside counsel to represent the Company in the action.

JMJ Financial and Third Party

In connection with certain of the outstanding convertible promissory notes payable to JMJ Financial and in connection with a securities purchase agreement previously entered into with a third party for the purchase of common stock of the Company, the Company was obligated to deliver common shares which could be placed into the Automated System for Deposits and Withdrawals of Securities (known as “DWAC”).  As of December 14, 2010 and to date, the DWAC system is not available to Company shareholders for newly issued shares of the Company’s common stock.  This resulted in a breach of the convertible promissory notes payable to JMJ Financial and the securities purchase agreement.  As a result of the breach of the promissory notes and in exchange for JMJ to fund additional sums to the Company, on February 8, 2011, the Company entered into a settlement agreement calling for liquidated damages and compensation for the additional funding in the amount of $671,385 to be added on to the principal balance of the outstanding convertible promissory notes payable. In accordance with ASC 450, the Company has accrued $338,886, which was estimated to be the portion of the settlement allocated to the liquidated damages resulting from the breach of contract on December 14, 2010. As a result of the breach of the securities purchase agreement, on January 19, 2011, the Company entered into a settlement agreement with the third party calling for liquidated damages to be calculated and paid based on a % of the value of the Company’s common stock over a period of time less (a) the value received by the third company in their subsequent sale of the Company’s shares and less (b) the value of the shares the third party holds at the date the DWAC system becomes available, based on the value of the Company’s shares on such date. Payments under this agreement are due monthly and a final payment due ten days after the DWAC system becomes available. In accordance with ASC 450, the Company has accrued $150,000 as of December 31, 2010 and no additional amounts have been accrued at September 30, 2011. During the nine months ended September 30, 2011, the Company has paid approximately $214,054 in common stock in connection with this agreement.

Additional damages may be incurred by the Company in connection with the settlement agreement entered into with a third party on January 19, 2011, in accordance with the formulas set forth in the settlement agreement.  The future or anticipated amount of damages can be influenced by a host of variables, and as such, we can’t reasonably estimate the range of additional damages. In accordance with FASB ASC 450, we have disclosed the nature of such contingency. To date, there have been no additional amounts paid in connection with the settlement agreements relating to the “chill” imposed by the Depository Trust Company.

BioCells

In September 2010, the Company entered into a Stock Purchase Agreement (the “Agreement”), with the Shareholders of Biocordcell Argentina S.A., a corporation organized under the laws of Argentina (“Bio”), providing for the Company’s acquisition of 50.1% of the outstanding shares of Bio (the “Shares).

Under the Agreement, the Company paid $375,000 in cash at the closing, and was obligated to pay an additional $350,000 in October, 2010, $150,000 of which is part of the fixed portion of the purchase price for the shares, for a total minimum purchase price of $525,000. The remaining $200,000 of this payment represents advances against the contingent payments due based on Bio’s 2010 and 2011 net income performances. At September 30, 2011, the Company has paid out $250,000 and has $250,000 accrued as the estimated total of contingent payments due.

Employment Agreements

On September 12, 2011 (the “Company”), entered into an Executive Employment Agreement with Matthew L. Schissler, the Company’s Chief Executive Officer, which was effective as of August 1, 2011 and shall terminate as of December 31, 2014, unless earlier terminated by the Company or Mr. Schissler. Mr. Schissler’s  Executive Employment Agreement has an initial term from August 1, 2011 through December 31, 2011, and is renewable annually thereafter for up to three additional, successive years, and provides for a base salary equal to his previous year’s annual salary, which said salary was set under the provisions of the previous employment agreement entered between Mr. Schissler and the Company in July of  2008.  The agreement  also provides for an annual bonus, payable at the discretion of the Board of Directors, equal to 30% Mr. Schissler’s prior year base salary.  The Agreement provides for a change of control (defined in the employment agreement) termination bonus, which provide that if the employee is terminated, his compensation reduced, or the employee terminates his employment within one year after a change of control, then Mr. Schissler is entitled to a termination benefit in an amount equal to the average annual cash compensation over the three (3) year period preceding the Triggering Event (defined in the agreements) multiplied by two and one-fourth (2.25).  The agreement also provides for termination payments in the absence of a change of control in the event the Company terminates Mr. Schissler without cause in an amount equal to all compensation paid by the Company to the Employee for the 24 months preceding the termination, along with health plan and 401k incentives, as stated in the Agreement.

On July 1, 2010, the Company awarded a total of 309,372 options to purchase common shares to Matthew Schissler, to compensate him for both past services and future services, 50% of which vested immediately.  All outstanding unexercised options provide for adjustment upon stock split, as well as under certain other circumstances.

On September 12, 2011 (the “Company”), entered into an Executive Employment Agreement with Joseph R. Vicente, the Company’s Chief Operating Officer and Vice President which was effective as of August 1, 2011 and shall terminate as of December 31, 2014, unless earlier terminated by the Company or Mr. Vicente.  Mr. Vicente’s Executive Employment Contract has an initial term from August 1, 2011 through December 31, 2011, and is renewable annually thereafter for up to three additional, successive years, and provides for a base salary equal to his previous year’s annual salary, which said salary was set under the provisions of the previous employment agreement entered between Mr. Vicente and the Company in July of 2008.  It also provides for an annual bonus, payable at the discretion of the Board of Directors, equal to 25% of Mr. Vicente’s  prior year base salary.  The Agreement provides for a change of control termination bonus, which provide that if Mr. Vicente is terminated, his compensation reduced, or Mr. Vicente terminates his employment within one year after a change of control, then Mr. Vicente is entitled to a termination benefit in an amount equal to the average annual cash compensation over the three (3) year period preceding the Triggering Event (defined in the agreements) multiplied (2.00).  The Agreement also provides for termination payments in the absence of a change of control in the event the Company terminates Mr. Vicente without cause in an amount equal to all compensation paid by the Company to Mr. Vicente for the 24 months preceding the termination, along with health plan and 401k incentives, as stated in the agreement.

On July 1, 2010, the Company awarded a total of 154,687 options to purchase common shares to Joseph Vicente, to compensate him for both past services and future services, 50% of which vested immediately.  All outstanding unexercised options provide for adjustment upon stock split, as well as under certain other circumstances.

Operating Leases

CBAI and its subsidiaries leases office space in Las Vegas, NV and Santa Monica, CA under non-cancelable operating leases expiring in 2014 and 2012, respectively. The lease for the facility in Las Vegas has two options to renew for an additional five years each, extending the term to 2024. In October 2010, CBAI entered into a non-cancelable sub-lease agreement to sub-lease the vacated facility in Santa Monica, CA, through the end of the lease term, in 2012. CBAI's subsidiaries lease office and warehouse space in Argentina (BioCord Cells) and Germany (Stellacure). The lease for BioCord is for three years ending in 2014. Stellacure is on a month to month lease term. Commitments for future minimum rental payments, by year, and in the aggregate, to be paid (and received) under such operating leases as of September 30, 2011, are as follows:

	Rent to be paid	Rent to be Received	Net Rent to be Paid
2011	$164,582	$18,892	$145,690
2012	332,499	56,675	275,824
2013	240,594	--	240,594
2014	146,492	--	146,492
Total	$884,167	$75,567	$808,600

Agreements

On July 2, 2009, the Company executed a Preferred Stock Purchase Agreement and Warrant Agreement with Optimus Capital Partners, LLC, which contemplates a $7.5 million capital commitment which may be drawn down in increments in the future by the Company under certain conditions, including the filing and effectiveness of a current registration statement registering common shares issuable upon Warrant exercise and certain   common shares issued as a fee at the outset.  On November 2, 2009, the Company filed its registration statement for these common shares as required by these agreements.  However, the Company is reassessing whether to follow through with the implementation of this capital commitment.  In the mean time, on January 27, 2010, the Company elected to withdraw for the time being its registration statement filed with the SEC for these shares.

The Company had previously entered into a series of Securities Purchase Agreements with Shelter Island Opportunity Fund, LLP (“Shelter Island”) which provided the Company various lines of credit which were drawn down and subsequently paid off in full. As part of these transactions, the Company issued to Shelter Island a Common Stock Purchase Warrant to purchase, as adjusted, 360,000 shares of Common Stock (the “Shelter Island Warrants”) along with a Put Option Agreement. After extensive negotiations with Shelter Island, the parties entered into a transaction on July 21, 2010, whereby the 36 million shares Warrant Agreement was canceled, and the obligation represented by the Put Option Agreement was satisfied by the Company's delivery  to Shelter Island of a new Senior Secured Note in the principal amount of $1,590,400  (the "Replacement Note"). With this agreement, the derivative liability of $1,608,658 was reduced to $1,590,400 and then reclassified on the balance sheet as a note payable of $1,590,400. The Replacement Note matures on September 30, 2011, bears interest at 16% per annum, interest only is due, for the period July 31, 2010 through January 31, 2011, and is payable in six equal monthly installments of $265,067 each, commencing January 31, 2011. The Company, at its option, may pay the principal amount due on the Replacement Note by the issuance of the holder of unregistered Company Common Stock, to be valued at an agreed conversion rate that is fixed for this purpose, subject to certain adjustments, at 85% of the market value of the Company's common stock, calculated based on the five lowest daily closing prices for the stock over certain specified 20 day periods.

In March 2004, Cord entered into a Patent License Agreement with Pharmastem, the holder of patents utilized in the collection, processing, and storage of umbilical cord blood to settle litigation against Cord for alleged patent infringements. The Patent License Agreement calls for royalties of 15% of processing and storage revenue, with a minimum royalty of $225 per specimen collected, on all specimens collected after January 1, 2004 until the patents expired in 2010.

Contingencies

On December 16, 2010, Cryo-Cell International, Inc. (“Cryo International”) filed an action against Cord Blood America, Inc. (the “Company”) in The Sixth Judicial Circuit Court, Pinellas County, Florida alleging claims for: tortuous interference with a business relationship; misappropriate of trade secrets and confidential information in violation of the Florida Uniform Trade Secrets Act, § 688.001, Et. Seq., Fla. Stat.; dilution of trademark in violation of § 495.151, Fla. Stat.; and Common Law Unfair Competition.   Cryo International, a competitor of the Company’s, has filed the suit apparently in an effort to stop the Company’s pursuit of the acquisition of Cryo-Cell de Mexico, S.A. de C.V. (“Cryo Mexico”), for which the Company has in place a non binding Letter of Intent for acquisition.    (see Subsequent Events).  In addition, along with its Complaint, Cryo International filed an Emergency Motion for a Temporary Injunction.  In January 2011, the Company filed a Memorandum of Law in Opposition to Cryo International’s Emergency Motion for Temporary Injunction, and a Rule 1.140(b) Motion to Dismiss Cryo International’s complaint, as well as amendments to these documents.  The Emergency Motion for a Temporary Injunction, Motion to Dismiss and related filings were heard by the Court on January 14, 2011.  The Court granted the Company’s Motion to Dismiss, finding that Cryo Mexico is an indispensible party to the lawsuit and granted Cryo International leave to file an amended complaint to add Cryo Mexico as a defendant to the lawsuit and to serve Cryo Mexico with the required legal papers.  Cryo International filed an Amended Complaint on January 20, 2011.  The Amended Complaint added Cryo Mexico as a defendant to the action, asserted all of the original causes of action against the Company, and added a claim for Breach of a License Agreement against Cryo Mexico and a claim for Unfair and Deceptive Trade Practices in violation of § 501.201, Et. Seq.Fla. Stat. against Cryo Mexico and the Company.  Cryo International also filed an amended motion for temporary injunction.  In response, Defendant Cryo Mexico filed a Motion to Dismiss for Insufficiency of Service of Process and a Motion to Dismiss for Improper Forum and Lack of Personal Jurisdiction, and the Company filed a Rule 1.140(b) Motion Regarding Amended Complaint, seeking dismissal of the Amended Complaint.  The Defendants’ Motions to Dismiss and Defendant Cryo Mexico’s Motion to Quash were heard on March 14, 2011 and thereafter, the Court granted these motions in favor of the Company and Cryo Mexico.  Subsequently, Cryo International filed a Motion for Rehearing, which said motion was heard on September 7, 2011. The Court has not yet issued a ruling in connection with that hearing.

There is no accrual for any potential gain or loss in connection with this litigation in accordance with ASC 450.

In connection with certain of the outstanding convertible promissory notes payable to JMJ Financial and in connection with a securities purchase agreement previously entered into with a third party for the purchase of common stock of the Company, the Company was obligated to deliver common shares which could be placed into the Automated System for Deposits and Withdrawals of Securities (known as “DWAC”).  As of December 14, 2010 and to date, the DWAC system is not available to Company shareholders for newly issued shares of the Company’s common stock.  This resulted in a breach of the convertible promissory notes payable to JMJ Financial and the securities purchase agreement.  As a result of the breach of the promissory notes and in exchange for JMJ to fund additional sums to the Company, on February 8, 2011, the Company entered into a settlement agreement calling for liquidated damages and compensation for the additional funding in the amount of $671,386 to be added on to the principal balance of the outstanding convertible promissory notes payable. In accordance with ASC 450, the Company has accrued $338,886, which was estimated to be the portion of the settlement allocated to the liquidated damages resulting from the breach of contract on December 14, 2010. As a result of the breach of the securities purchase agreement, on January 19, 2011, the Company entered into a settlement agreement with the third party calling for liquidated damages to be calculated and paid based on a % of the value of the Company’s common stock over a period of time less (a) the value received by the third company in their subsequent sale of the Company’s shares and less (b) the value of the shares the third party holds at the date the DWAC system becomes available, based on the value of the Company’s shares on such date. Payments under this agreement are due monthly and a final payment due ten days after the DWAC system becomes available. In accordance with ASC 450, the Company has accrued $150,000 in connection with this Settlement Agreement.  The Company is unable to estimate the additional range of loss in connection with this agreement and as a result has not accrued for a related loss contingency at December 31, 2010.

Employment Agreements

On July 16, 2008, CBAI entered into a three-year agreement with Mr. Schissler, which is renewable annually thereafter, which provides for a base salary of $165,000 the first year, with five percent base salary increases for each successive year, subject to approval by the Board of Directors. It also provides for an annual bonus, payable at the discretion of the Board of Directors, equal to thirty percent of the Employee’s prior year base salary. It also provided him with the immediate issuance of 75,000 five-year options to acquire restricted shares of the Company’s common shares at an exercise price of $1.00 per share, These options vest twenty-five percent immediately, and twenty-five percent annually thereafter. It also provided Mr. Schissler with the payment of an inducement bonus of 10,000 restricted shares of the Company’s common shares. In July, 2009, as a bonus for current and past services rendered, the Company awarded 2,410,960 options to purchase common stock, 50% of which vested immediately and the other 1,205,480 to be vested over the next four years. Mr. Schissler is subject to non-competition and confidentiality requirements. CBAI may terminate Mr. Schissler's Executive Agreement at any time without cause. In such event, no later than the Termination Date specified in the Termination Notice (both as defined in the Executive Agreement), CBAI shall pay to Mr. Schissler an amount in cash equal to the sum of his Compensation determined as of the date of such Termination Notice through the remaining term of the Executive Agreement. In December, 2009, Mr. Schissler was awarded an additional 2,429,290 options to purchase common stock, 50% of which vested immediately and the other 1,214,645 to vest at December 31, 2010. On July 1, 2010, the Company awarded a total of 309,372 options to purchase common shares to Matthew Schissler, to compensate him for both past services and future services, 50% of which vested immediately.

On July 16, 2008, CBAI entered into a three-year agreement with Mr. Joe Vicente, who serves as the Company’s Chief Operating Officer, which is renewable annually thereafter, which provides for a base salary of $115,000 the first year, with five percent base salary increases for each successive year, subject to approval by the Board of Directors. It also provides for an annual bonus, payable at the discretion of the Board of Directors, equal to twenty-five percent of the Employee’s prior year base salary. It also provided him with the immediate issuance of 75,000, five-year options to acquire restricted shares of the Company’s common shares at an exercise price of $0.01 per share, These options vest twenty-five percent immediately, and twenty-five percent annually thereafter. It also provided Mr. Vicente with the payment of an inducement bonus of 10,000 restricted shares of the Company’s common shares. In July, 2009, as a bonus for current and past services rendered, the Company awarded 1,205,480 options to purchase common stock, 50% of which vested immediately and the other 602,740 to be vested over the next four years. In December, 2009, Mr. Vicente was awarded an additional 1,214,645 options to purchase common stock, 50% of which vested immediately and the other 607,323 to vest at December 31, 2010. On July 1, 2010, the Company awarded a total of 154,687 options to purchase common shares to Joseph Vicente, to compensate him for both past services and future services, 50% of which vested immediately.

Operating Leases

CBAI leases office space in Las Vegas, NV and Santa Monica, CA under non-cancelable operating leases expiring in 2014 and 2012, respectively. The lease for the facility in Las Vegas has two options to renew for an additional five years each, extending the term to 2024. In October 2010, CBAI entered into a non-cancelable sub-lease agreement to sub-lease the vacated facility in Santa Monica, CA, through the end of the lease term, in 2012. Commitments for future minimum rental payments, by year, and in the aggregate, to be paid (and received) under such operating leases as of December 31, 2010, are as follows:

	Rent to be paid	Rent to be Received	Net Rent to be Paid
2011	275,570	62,972	212,598
2012	251,139	56,675	194,464
2013	154,082	--	154,082
2014	118,142	--	118,142
Total	$798,933	119,647	679,286

Total rent expense for 2010 and 2009 under the operating leases amounted to $308,406 and $170,266 respectively.

Employee Benefit Plan

The Company has a Savings and Retirement 401K Plan covering substantially all of its employees. The Company makes a matching contribution dollar for dollar up to 3% of compensation, and then 50% up to a maximum 4% match. The Company’s contributions to the Plan for the years ended December 31, 2010 and 2009 were $7,687 and $10,000, respectively.

Compensation of the Board of Directors

On January 26, 2006, CBAI's Board of Directors approved a Board Compensation Plan (the “Plan”) effective through 2011. The Plan calls for all Board members to receive shares of the Company’s common stock to be issued as compensation for 2006 and 2007, in an amount equal to $10,000 per year. Since Mr. Neeson resigned in January, 2009, he did not receive any compensation. Shares issued as compensation for one year of service in 2010 were be based on $10,000 divided by the closing stock price on the last business day of 2009.